PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 900	$ 1,613	$ 3,643	$ 61,724
Property and equipment, gross	310,147		310,147	310,147
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 277,886		$ 277,886	$ 277,886